Restrictions on Distribution of Profits	12 Months Ended
Dec. 31, 2015
RESTRICTIONS IN DISTRIBUTION OF PROFITS [Abstract]
RESTRICTIONS ON DISTRIBUTION OF PROFITS
NOTE 19: RESTRICTIONS ON DISTRIBUTION OF PROFITS
Under the laws of the countries in which the Company conducts its operations, the Company is subject to certain restrictions on the distribution of profits. Under the laws of Argentina, Brazil, Paraguay and Uruguay, a minimum of 5% of net income for the year calculated in accordance with local generally accepted accounting principles, plus/less previous years adjustments and, if any, considering the absorption of accumulated losses, must be appropriated by resolution of the shareholders to a legal reserve until such reserve reaches 20% of the outstanding capital of those subsidiaries.
The payment of dividends is in the discretion of Navios Logistics' board of directors. The Company has not paid a dividend to date, and anticipates retaining most of its future earnings, if any, for use in its operations and the expansion of its business. Any determination as to dividend policy will be made by the Company's board of directors and will depend on a number of factors, including the provisions of Marshall Islands law, our future earnings, capital requirements, financial condition and future prospects and such other factors as the Company's board of directors may deem relevant.
The Company's ability to pay dividends is also restricted by the indenture governing the Senior Notes. See also Note 9 for restrictions on distribution of dividends under the indenture governing the Senior Notes.